Components of Accrued Expenses and Other Payables (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Payables and Accruals [Abstract]
Payroll and welfare payables	$ 28,736	178,295	28,693
Business and other taxes payable	2,681	16,633	67,408
Payables for office supplies and utilities	1,415	8,782	3,650
Payables for the purchase of property and equipment	37,610	233,353	85,993
Payable for purchase intangible assets	815	5,054	10,000
Accrued service fees	9,697	60,167	37,130
Interest payables	3,296	20,452	36,254
Share-settled bonuses	2,404	14,913	6,441
Payable for assets acquisition	5,777	35,846	0
Others	4,189	25,996	16,852
Accrued expenses and other payables	$ 96,620	599,491	292,421